Finance costs	6 Months Ended
Jun. 30, 2022
Finance Costs
Finance costs

5. Finance costs

	Six months ended
	June 30,	June 30,
	2022	2021
	£	£
Interest on lease liabilities	122,304	131,966
Other interest	13,503
Interest on convertible loan (Note 10)	5,854,785	230,992
	5,990,592	362,958